Condensed Consolidated Cash Flow Statement $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)		Dec. 31, 2025 USD ($)
Cash flow from operating activities
Net profit for the period	$ 460.7		$ 121.6		$ 286.0
Adjustments:
Profit from sale of vessels	(4.0)		(14.9)		(19.0)
Depreciation and amortization	120.1		105.4		214.5
Financial income	(3.9)		(7.5)		(13.3)
Financial expenses	37.2		35.7		74.4
Tax	2.4		7.2		9.2
Other non-cash movements	5.4		18.3		41.4
Interest received and realized exchange gains	3.4		7.7		11.9
Interest paid and realized exchange losses	(33.1)		(34.1)		(70.0)
Income taxes paid	(1.7)		(1.2)		(2.7)
Change in inventories, receivables and payables, etc.	(131.1)		6.2		(33.5)
Net cash flow from operating activities	455.4		244.4		498.9
Cash flow from investing activities
Investment in tangible fixed assets	(256.9)	[1]	(55.7)	[1]	(308.5)	[1]
Investment in intangible fixed assets	(1.5)		(0.4)		(1.8)
Sale of tangible fixed assets	29.3		95.3		143.8
Change in restricted cash	2.9		9.3		13.9
Net cash flow from investing activities	(226.2)		48.5		(152.6)
Cash flow from financing activities
Proceeds, borrowings	294.5		0.1		338.0
Repayment, borrowings	(194.5)		(103.8)		(567.7)
Vessel lease extinguishment prepayment	0.0		0.0		(29.1)
Dividend paid	(143.0)		(97.7)		(199.7)
Capital increase	21.4	[1]	0.2	[1]	2.3	[1]
Transaction costs share issue	0.0		(0.1)		(0.1)
Transactions with non-controlling interests	0.0		(3.7)		(3.8)
Net cash flow from financing activities	(21.6)		(205.0)		(460.1)
Net cash flow from operating, investing and financing activities	207.6		87.9		(113.8)
Cash and cash equivalents beginning balance	158.1		271.9		271.9
Cash and cash equivalents ending balance	365.7		359.8		158.1
Restricted cash equivalents ending balance	2.5		10.0		5.4
Cash and cash equivalents including restricted cash ending balance	$ 368.2		$ 369.8		$ 163.5

[1]	1) In 2025, share capital was increased by USD 19.3m, including an USD 17.0m non-cash share issue in relation to the purchase of one vessel. No such non-cash transactions in the first six months of 2025 and first six months of 2026.